UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                               TITLE OF         CUSIP       VALUE    SHARES     SH/ PUT/   INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS                      (x$1000)   PRN  AMT   PRN CALL   DSCRETN MANAGERS  SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHATEC HOLDINGS INC          COM              02081G102      2,352    466,743     SH        SOLE     N/A    466,743
APPLERA CORP                   COM CELERA GRP   038020103        528     33,300     SH        SOLE     N/A     33,300
BIOTECH HOLDERS TR             DEPOSTRY RCPTS   09067D201      2,444     15,106     SH        SOLE     N/A     15,106
CYPRESS BIOSCIENCES INC        COM PAR $.02     232674507      6,801    616,600     SH        SOLE     N/A    616,600
DENDREON CORP                  PUT OPTIONS      24823Q107      2,917    469,000    PUT        SOLE     N/A    469,000
EMISPHERE TECHNOLOGIES INC     COM              291345106      1,381    505,743     SH        SOLE     N/A    505,743
HAEMONETICS CORP-MASS          COM              405024100      1,652     26,218     SH        SOLE     N/A     26,218
INTROGEN THERAPEUTICS INC      COM              46119F107        106     36,228     SH        SOLE     N/A     36,228
JONES APPAREL GROUP INC        COM              480074103      7,713    482,364     SH        SOLE     N/A    482,364
KERYX BIOPHARMACEUTICALS INC   COM              492515101      5,227    622,267     SH        SOLE     N/A    622,267
MEDIVATION INC                 COM              58501N101      2,121    147,292     SH        SOLE     N/A    147,292
MYRIAD GENETICS INC            COM              62855J104     28,575    615,572     SH        SOLE     N/A    615,572
NEKTAR THERAPEUTICS            COM              640268108        972    144,846     SH        SOLE     N/A    144,846
NORTHSTAR NEUROSCIENCE INC     COM              66704V101        849     91,310     SH        SOLE     N/A     91,310
OSI PHARMACEUTICALS INC        COM              671040103      1,211     24,967     SH        SOLE     N/A     24,967
PROGENICS PHARMACEUTICALS INC  COM              743187106      3,515    194,504     SH        SOLE     N/A    194,504
SUPERGEN INC                   COM              868059106      1,731    474,120     SH        SOLE     N/A    474,120
UNITED THERAPEUTICS CORP DEL   COM              91307C102      2,438     24,967     SH        SOLE     N/A     24,967
VANDA PHARMACEUTICALS INC      COM              921659108      1,472    213,907     SH        SOLE     N/A    213,907

                                                   19               74,005


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:         74,005
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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